Annual Total Returns - Fidelity Series Treasury Bill Index Fund [BarChart] - 04.30 Fidelity Series Treasury Bill Index Fund Series Pro-04 - Fidelity Series Treasury Bill Index Fund	Jun. 29, 2021
Bar Chart Table:
Annual Return, Inception Date	Aug. 17, 2018
Fidelity Series Treasury Bill Index Fund
Bar Chart Table:
Annual Return 2019	2.44%
Annual Return 2020	0.85%